Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2023 USD ($)
Intangible assets, net
Gross carrying amount	¥ 115,624	¥ 116,929
Less: accumulated amortization and impairment	(68,711)	(57,698)
Net book value	46,913	59,231		$ 6,831
Intangible assets acquired	285	1,000	¥ 20,750
User base and customer relationships
Intangible assets, net
Gross carrying amount	48,155	47,941
Trade names, trademarks and domain names
Intangible assets, net
Gross carrying amount	39,301	39,080
Non-compete agreements
Intangible assets, net
Gross carrying amount	12,636	14,436
Developed technology and patents
Intangible assets, net
Gross carrying amount	6,639	7,088
Licenses copyrights and others
Intangible assets, net
Gross carrying amount	¥ 8,893	¥ 8,384